Capital structure and financial items - Other non-cash items - Other non-cash items (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.9)	kr (53)	kr (155)	kr (34)
Capital gains/(loss) on investments, net etc (note 4.9)	195	145	(163)
Result of associated company (note 4.9)	(149)	137	(12)
Share-based payment costs (note 5.1)	823	363	414
Income from the divestment of Group companies	0	(68)	(122)
Adjustment in non-cash items related to divestment of group companies	0	162	0
Increase/(decrease) in provisions (note 3.6) and retirement benefit obligations (note 3.5)	3,605	6,071	5,503
Other	3,322	67	444
Total other non-cash items	kr 7,849	kr 7,032	kr 6,098